INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets:	2018	2017

Net operating loss carry forwards	$5,329,518	$5,014,461
Less valuation allowance	(5,329,518)	(5,014,461)
Net deferred tax asset	$-	$-